Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	6 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Mar. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,635,281	1,635,281	2,485,555	2,485,555	2,580,858	2,209,864
Weighted average remaining contractual life (in years)	8 years 2 months 12 days
Options outstanding, weighted average exercise price | $ / shares	$ 20.56		$ 18.70		$ 18.67	$ 38.72
Number exercisable, options | shares	818,188	818,188
Options exercisable, weighted average exercise price | $ / shares	$ 26.61
US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	395,000	395,000	305,000	305,000
Weighted average remaining contractual life (in years)	9 years 6 months
Options outstanding, weighted average exercise price | $ / shares		$ 4.69		$ 4.70
Number exercisable, options | shares	168,333	168,333
Options exercisable, weighted average exercise price | $ / shares		$ 4.50
$7.86 - $11.99
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	171,250	171,250
Weighted average remaining contractual life (in years)	8 years 3 months 18 days
Options outstanding, weighted average exercise price | $ / shares	$ 9.58
Number exercisable, options | shares	68,672	68,672
Options exercisable, weighted average exercise price | $ / shares	$ 9.73
$14.06
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	323,926	323,926
Weighted average remaining contractual life (in years)	8 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 14.06
Number exercisable, options | shares	112,972	112,972
Options exercisable, weighted average exercise price | $ / shares	$ 14.06
$15.21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	1,083,328	1,083,328
Weighted average remaining contractual life (in years)	7 years 10 months 24 days
Options outstanding, weighted average exercise price | $ / shares	$ 15.21
Number exercisable, options | shares	580,241	580,241
Options exercisable, weighted average exercise price | $ / shares	$ 15.21
$27.00 - $3,170.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	56,777	56,777
Weighted average remaining contractual life (in years)	7 years 7 months 6 days
Options outstanding, weighted average exercise price | $ / shares	$ 192.87
Number exercisable, options | shares	56,303	56,303
Options exercisable, weighted average exercise price | $ / shares	$ 189.91
$4.09 - $5.34 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	375,000	375,000
Weighted average remaining contractual life (in years)	9 years 6 months
Options outstanding, weighted average exercise price | $ / shares		$ 4.36
Number exercisable, options | shares	165,000	165,000
Options exercisable, weighted average exercise price | $ / shares		$ 4.37
$10.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options | shares	20,000	20,000
Weighted average remaining contractual life (in years)	9 years 3 months 18 days
Options outstanding, weighted average exercise price | $ / shares		$ 10.80
Number exercisable, options | shares	3,333	3,333
Options exercisable, weighted average exercise price | $ / shares		$ 10.80